FINANCE COSTS (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Disclosure of finance costs
The components of finance costs were as follows:

(US $ millions)	2017	2016
Interest on long-term debt(1)	$27	$47
Interest on other long-term debt	1	1
Amortization of debt issue costs	2	2
Revolving bank lines fees and other	1	1
	31	51
Net interest expense on net pension obligation	1	1
Total finance costs	$32	$52

(1) Net of capitalized interest of $7 million and $1 million, respectively (note 5).